Inventories (Details 1 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Cost of inventories	€ 33	€ 49	€ 12
Write-off of inventories	€ 1	€ 2	€ 0